Unaudited Condensed Consolidated Statements Of Changes In Stockholders' Deficit - USD ($)	Total	7GC Co Holdings INC [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] 7GC Co Holdings INC [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] 7GC Co Holdings INC [Member]	Common Class A [Member] Common Stock [Member] 7GC Co Holdings INC [Member]	Common Class B [Member] Common Stock [Member] 7GC Co Holdings INC [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]
Balance at Dec. 31, 2020	$ (6,689,069)	$ (31,770,564)	$ 690	$ 220,172		$ (6,909,931)	$ (31,771,139)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2020			6,894,882					0	5,750,000	2,328,823
Exercise of stock options	$ 128,127		$ 17	128,110
Exercise of stock options (Shares)	168,748		168,744
Stock-based compensation	$ 803,172		$ 1,213,346	803,051
Net income (loss)	(9,981,629)	11,627,209				(9,981,629)	11,627,209
Balance at Dec. 31, 2021	(15,739,399)	(20,143,355)	$ 828	1,151,333		(16,891,560)	(20,143,930)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2021			8,276,972					0	5,750,000	2,328,823
Net income (loss)		6,672,603					6,672,603		$ 0
Balance at Mar. 31, 2022		(13,470,752)					(13,471,327)		$ 575
Balance (in Shares) at Mar. 31, 2022									5,750,000
Balance at Dec. 31, 2021	(15,739,399)	(20,143,355)	$ 828	1,151,333		(16,891,560)	(20,143,930)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2021			8,276,972					0	5,750,000	2,328,823
Exercise of stock options	5,016		$ 1	5,015
Exercise of stock options (Shares)			6,600
Repurchase of shares in High Attendance sale			$ (13)	13
Repurchase of shares in High Attendance sale (Shares)			(133,257)
Stock-based compensation	630,737			630,737
Net income (loss)	(9,006,585)	10,521,650				(9,006,585)
Balance at Sep. 30, 2022	(24,110,231)	(10,306,408)	$ 816	1,787,098		(25,898,145)	(10,306,983)		$ 575	$ 6,318,491
Balance (in Shares) at Sep. 30, 2022			8,150,315						5,750,000	2,328,823
Balance at Dec. 31, 2021	(15,739,399)	(20,143,355)	$ 828	1,151,333		(16,891,560)	(20,143,930)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2021			8,276,972					0	5,750,000	2,328,823
Remeasurement of Class A common stock to redemption value		(2,775,518)					(2,775,518)
Exercise of stock options	$ 5,016		$ 1	5,015
Exercise of stock options (Shares)	13,891		13,891
Repurchase of shares in High Attendance sale			$ (13)	13
Repurchase of shares in High Attendance sale (Shares)			(133,257)
Stock-based compensation	$ 770,336			770,336
Net income (loss)	(15,468,502)	9,438,181				(15,468,502)	9,438,181
Balance at Dec. 31, 2022	(30,432,549)	(13,480,692)	$ 816	1,926,697		(32,360,062)	(13,481,267)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2022			8,157,606					0	5,750,000	2,328,823
Balance at Mar. 31, 2022		(13,470,752)					(13,471,327)		$ 575
Balance (in Shares) at Mar. 31, 2022									5,750,000
Net income (loss)		2,848,088					2,848,088		$ 0
Balance at Jun. 30, 2022		(10,622,664)					(10,623,239)		$ 575
Balance (in Shares) at Jun. 30, 2022									5,750,000
Remeasurement of Class A common stock to redemption value		(684,703)					(684,703)
Net income (loss)		1,000,959					1,000,959		$ 0
Balance at Sep. 30, 2022	(24,110,231)	(10,306,408)	$ 816	1,787,098		(25,898,145)	(10,306,983)		$ 575	$ 6,318,491
Balance (in Shares) at Sep. 30, 2022			8,150,315						5,750,000	2,328,823
Balance at Dec. 31, 2022	(30,432,549)	(13,480,692)	$ 816	1,926,697		(32,360,062)	(13,481,267)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2022			8,157,606					0	5,750,000	2,328,823
Remeasurement of Class A common stock to redemption value		(350,009)					(350,009)
Net income (loss)		(807,205)					(807,205)		$ 0
Balance at Mar. 31, 2023		(14,637,906)					(14,638,481)		$ 575
Balance (in Shares) at Mar. 31, 2023									5,750,000
Balance at Dec. 31, 2022	(30,432,549)	(13,480,692)	$ 816	1,926,697		(32,360,062)	(13,481,267)		$ 575	$ 6,318,491
Balance (in Shares) at Dec. 31, 2022			8,157,606					0	5,750,000	2,328,823
Exercise of stock options	$ 13,362		$ 1	13,361
Exercise of stock options (Shares)	10,288		10,288
Stock-based compensation	$ 830,791			830,791
Net income (loss)	(8,033,477)	(1,994,093)				(8,033,477)
Balance at Sep. 30, 2023	(37,621,873)	(17,290,104)	$ 817	2,770,849		(40,393,539)	(17,290,679)		$ 575	$ 6,318,491
Balance (in Shares) at Sep. 30, 2023			8,167,894						5,750,000	2,328,823
Balance at Mar. 31, 2023		(14,637,906)					(14,638,481)		$ 575
Balance (in Shares) at Mar. 31, 2023									5,750,000
Remeasurement of Class A common stock to redemption value		(1,370,522)					(1,370,522)
Contribution for non-redemption agreement		372,710					372,710
Net income (loss)		(734,068)					(734,068)		$ 0
Balance at Jun. 30, 2023		(16,369,786)					(16,370,361)		$ 575
Balance (in Shares) at Jun. 30, 2023									5,750,000
Remeasurement of Class A common stock to redemption value		(283,062)					(283,062)
Increase decrease in excise tax due on class a common stock redemption		(184,436)					(184,436)
Net income (loss)		(452,820)					(452,820)		$ 0
Balance at Sep. 30, 2023	$ (37,621,873)	$ (17,290,104)	$ 817	$ 2,770,849		$ (40,393,539)	$ (17,290,679)		$ 575	$ 6,318,491
Balance (in Shares) at Sep. 30, 2023			8,167,894						5,750,000	2,328,823